Income Taxes (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liability:
Furniture, fixtures, equipment and intangibles	$ (64,437)	$ (37,072)
Other	(10,162)
Warrants	(627,056)	(842,260)
Deferred Tax Assets
Stock options for services	1,049,578	562,163
Net operating loss carry-forward	3,237,128	1,924,412
Reserve for future charge backs	16,674
Valuation allowance	(3,601,725)	(1,607,243)
Net deferred tax asset (liabilities)